Statements of Operation (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 381,892	$ 2,036,238
Direct Costs	42,946	729,945
Gross Profit	338,946	1,306,293
Operating Expenses
Advertising	63,747	74,017
Selling	338,572	245,664
Professional: technical	8,709	7,735
Professional: legal and accounting	655,314	115,287
Rent and overhead	126,738	79,478
Office and administration	1,031,690	293,258
Investor relations	94,435	64,551
Stock-based compensation	787,990	262,251
Research and development	84,304	65,574
Depreciation and amortization	84,166	56,930
Total Operating Expenses	3,275,665	1,264,745
Operating Income (Loss)	(2,936,719)	41,548
Other Income and (Expense)
Interest	(343)	(1,548)
Total Other (Income) Expense	(343)	(1,548)
Net Income (Loss) before tax benefit	(2,937,062)	40,000
Provision for Income Taxes	0	16,400
Net Income (Loss)	$ (2,937,062)	$ 23,600
Loss per share:
Basic	$ (0.02)	$ 0
Diluted	$ (0.02)	$ 0
Weighted average common shares:
Basic	131,434,806	113,697,283
Diluted	131,434,806	114,276,571